Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basic and diluted loss per share

Basic and diluted loss per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) available to common shareholders by the weighted average number of shares outstanding during the reporting periods. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share, except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods. Potentially dilutive options and warrants excluded from diluted loss per share as of June 30, 2024 totaled 911,775 (June 30, 2023 – 127,041).

Basic and diluted loss per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) available to common shareholders by the weighted average number of shares outstanding during the reporting periods. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share, except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods. Potentially dilutive options and warrants excluded from diluted loss per share as of December 31, 2023 totaled 925,635 (December 31, 2022 — 442,573).

Property and equipment

Property and equipment

Property and equipment is recorded at cost less accumulated amortization and any impairments. Amortization is calculated based on the estimated residual value and estimated economic life of the specific assets using the straight-line method over the period indicated below:

Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term

Property and equipment

Property and equipment is recorded at cost less accumulated amortization and any impairments. Amortization is calculated based on the estimated residual value and estimated economic life of the specific assets using the straight-line method over the period indicated below:

Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term

Financial instruments

Financial instruments

Classification

The Company classifies its financial instruments into the following categories: at fair value through profit and loss (FVTPL), at fair value through other comprehensive income (loss) (FVTOCI), or at amortized cost. The classification of financial assets and liabilities is determined at initial recognition. For equity instruments, the Company generally classifies them at FVTPL. However, certain equity investments that are not held for trading may be measured at cost minus impairment if they do not have readily determinable fair values. Debt instruments are classified based on the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL, such as instruments held for trading or derivatives, or if the Company opts to measure them at FVTPL.

Measurement

The Company applies Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

—     Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

—     Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.

—     Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 recommends three main approaches for measuring the fair value of assets and liabilities: the market approach, the income approach, and the cost approach. The Company uses the appropriate approach based on the nature of the asset or liability being measured. Financial instruments include cash, receivables, restricted deposit, accounts payable and accrued liabilities. The carrying values of the financial instruments included in current assets and liabilities approximate their fair values due to their short-term maturities.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company uses its valuation processes to decide its valuation policies and procedures and analyze changes in fair value measurements from period to period. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting.

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss in the period in which they arise.

Impairment of financial assets at amortized cost

The Company applies the Current Expected Credit Loss (CECL) model under ASC 326 for impairment of financial assets. This model requires the recognition of an allowance for credit losses based on expected losses over the life of the asset. If the credit risk of a financial asset decreases in a subsequent period, any previously recognized impairment loss is reversed through profit or loss, limited to the extent that the carrying amount does not exceed what the amortized cost would have been had the impairment not been recognized.

Financial instruments

Classification

The Company classifies its financial instruments into the following categories:    at fair value through profit and loss (FVTPL), at fair value through other comprehensive income (loss) (FVTOCI), or at amortized cost. The classification of financial assets and liabilities is determined at initial recognition. For equity instruments, the Company generally classifies them at FVTPL. However, certain equity investments that are not held for trading may be measured at cost minus impairment if they do not have readily determinable fair values. Debt instruments are classified based on the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL, such as instruments held for trading or derivatives, or if the Company opts to measure them at FVTPL.

Measurement

The Company applies Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

—     Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

—     Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.

—     Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 recommends three main approaches for measuring the fair value of assets and liabilities:    the market approach, the income approach, and the cost approach. The Company uses the appropriate approach based on the nature of the asset or liability being measured. Financial instruments include Cash, Receivables, Restricted deposit, Deposits, Accounts payable, accruals, Warrant liabilities and Notes payable -related party. The carrying values of the financial instruments included in current assets and liabilities approximate their fair values due to their short-term maturities. The carrying amount of long-term borrowings approximates its fair value due to the fact that the related interest rates approximate market rates for similar debt instruments of comparable maturities. It is not practical to estimate the fair value of the Note payable — related party due to its related party nature.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company uses its valuation processes to decide its valuation policies and procedures and analyze changes in fair value measurements from period to period. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting.

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss in the period in which they arise.

Impairment of financial assets at amortized cost

The Company applies the Current Expected Credit Loss (CECL) model under ASC 326 for impairment of financial assets. This model requires the recognition of an allowance for credit losses based on expected losses over the life of the asset. If the credit risk of a financial asset decreases in a subsequent period, any previously recognized impairment loss is reversed through profit or loss, limited to the extent that the carrying amount does not exceed what the amortized cost would have been had the impairment not been recognized.

Intangible assets excluding goodwill

Intangible assets excluding goodwill

Derecognition of financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in profit or loss.

As at June 30, 2024, the Company does not have any derivative financial assets and liabilities.

Intangible assets acquired separately were carried at cost at the time of initial recognition. Intangible assets acquired in a business combination and recognized separately from goodwill were initially recognized at their fair value at the acquisition date. Expenditure on research activities is recognized as an expense in the period in which it is incurred.

Intangibles with a finite useful life were amortized and those with an indefinite useful life are not amortized. The useful life is the best estimate of the period over which the asset is expected to contribute directly or indirectly to the future cash flows of the Company. The useful life is based on the duration of the expected use of the asset by the Company and the legal, regulatory or contractual provisions that constrain the useful life and future cash flows of the asset, including regulatory acceptance and approval, obsolescence, demand, competition and other economic factors. If an income approach is used to measure the fair value of an intangible asset, the Company considers the period of expected cash flows used to measure the fair value of the intangible asset, adjusted as appropriate for Company-specific factors discussed above, to determine the useful life for amortization purposes. If no regulatory, contractual, competitive, economic or other factors limit the useful life of the intangible to the Company, the useful life is considered indefinite.

Intangibles with a finite useful life were amortized on the straight-line method unless the pattern in which the economic benefits of the intangible asset are consumed or used up are reliably determinable. The Company evaluates the remaining useful life of intangible assets each reporting period to determine whether any revision to the remaining useful life is required. If the remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over the revised remaining useful life. The Company’s intangible assets were amortized on a straight-line basis over 3 years. In the year development costs are incurred, amortization is based on a half year.

Intangible assets excluding goodwill

Derecognition of financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in profit or loss.

As at December 31, 2023, the Company does not have any derivative financial assets and liabilities.

Intangible assets acquired separately are carried at cost at the time of initial recognition. Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Expenditure on research activities is recognized as an expense in the period in which it is incurred.

Intangibles with a finite useful life are amortized and those with an indefinite useful life are not amortized. The useful life is the best estimate of the period over which the asset is expected to contribute directly or indirectly to the future cash flows of the Company. The useful life is based on the duration of the expected use of the asset by the Company and the legal, regulatory or contractual provisions that constrain the useful life and future cash flows of the asset, including regulatory acceptance and approval, obsolescence, demand, competition and other economic factors. If an income approach is used to measure the fair value of an intangible asset, the Company considers the period of expected cash flows used to measure the fair value of the intangible asset, adjusted as appropriate for Company-specific factors discussed above, to determine the useful life for amortization purposes. If no regulatory, contractual, competitive, economic or other factors limit the useful life of the intangible to the Company, the useful life is considered indefinite.

Intangibles with a finite useful life are amortized on the straight-line method unless the pattern in which the economic benefits of the intangible asset are consumed or used up are reliably determinable. The Company evaluates the remaining useful life of intangible assets each reporting period to determine whether any revision to the remaining useful life is required. If the remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over the revised remaining useful life. The Company’s intangible assets are amortized on a straight-line basis over 3 years. In the year development costs are incurred, amortization is based on a half year.

Goodwill

Goodwill

The Company allocates goodwill arising from business combinations to reporting units that are expected to receive the benefits from the synergies of the business combination. The carrying amount reporting units to which goodwill has been allocated was tested annually for impairment or when there is an indication that the goodwill may be impaired. Any impairment is recognized as an expense immediately.

Goodwill

The Company allocates goodwill arising from business combinations to reporting units that are expected to receive the benefits from the synergies of the business combination. The carrying amount reporting units to which goodwill has been allocated is tested annually for impairment or when there is an indication that the goodwill may be impaired. Any impairment is recognized as an expense immediately.

Deferred financing costs

Deferred financing costs

Deferred financing costs consist primarily of direct incremental costs related to the Company’s public offering of its common stock. Upon completion of the Company’s financings any deferred costs were offset against the proceeds.

Deferred financing costs

Deferred financing costs consist primarily of direct incremental costs related to the Company’s public offering of its common stock. Upon completion of the Company’s financings any deferred costs were offset against the proceeds.

Impairment of intangible assets excluding goodwill

Impairment of intangible assets excluding goodwill

There are special requirements for the development of software to be sold. The costs incurred to establish the technological feasibility of the software that will be sold are expensed as research and development when incurred. Once technological feasibility has been achieved, the Company capitalizes the remaining costs incurred to develop the software for sale. Costs were capitalized until the product is ready to be sold or marketed to customers, at which time, amortization of the capitalized costs begins.

At the end of each reporting period, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered impairment losses. If any such indication exists, fair value of the reporting unit or an asset group to which the asset belongs is estimated in order to determine the extent of the impairment losses (if any).

If the fair value of an asset (or an asset group/reporting unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or an asset group/reporting unit ) is reduced to fair value.

Impairment of intangible assets excluding goodwill

There are special requirements for the development of software to be sold. The costs incurred to establish the technological feasibility of the software that will be sold are expensed as research and development when incurred. Once technological feasibility has been achieved, the Company capitalizes the remaining costs incurred to develop the software for sale. Costs are capitalized until the product is ready to be sold or marketed to customers, at which time, amortization of the capitalized costs begins.

At the end of each reporting period, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered impairment losses. If any such indication exists, fair value of the reporting unit or an asset group to which the asset belongs is estimated in order to determine the extent of the impairment losses (if any).

If the fair value of an asset (or an asset group/reporting unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or an asset group/reporting unit ) is reduced to fair value.

Income taxes

Income taxes

The Company accounts for income taxes utilizing the assets and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and net operating loss and tax credit carry forwards, using enacted tax rates and laws that are expected to be in effect when the differences reverse.

A valuation allowance is recorded against deferred tax assets in these cases then management does not believe that the realization is more likely than not. While management believes that its judgements and estimates regarding deferred tax assets and liabilities are appropriate, significant differences in actual results may materially affect the Company’s future financial results.

The Company recognizes any uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon audit by relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. As of June 30, 2024 and December 31, 2023, the Company did not record any accruals for interest and penalties. The Company does not foresee material changes to its uncertain tax positions within its next twelve months. The Company’s tax years are subject to examination for 2020 and forward for U.S. Federal tax purposes and for 2019 and forward for state tax purposes.

Income taxes

The Company accounts for income taxes utilizing the assets and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and net operating loss and tax credit carry forwards, using enacted tax rates and laws that are expected to be in effect when the differences reverse.

A valuation allowance is recorded against deferred tax assets in these cases then management does not believe that the realization is more likely than not. While management believes that its judgements and estimates regarding deferred tax assets and liabilities are appropriate, significant differences in actual results may materially affect the Company’s future financial results.

The Company recognizes any uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon audit by relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2023 and 2022, the Company did not record any accruals for interest and penalties. The Company does not foresee material changes to its uncertain tax positions within its next twelve months. The Company’s tax years are subject to examination for 2020 and forward for U.S. Federal tax purposes and for 2019 and forward for state tax purposes.

Leases

Leases

The Company early adopted ASC 842, Leases, as of January 1, 2019 using the modified retrospective application.

The Company assesses at contract inception whether a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease term corresponds to the non-cancellable period of each contract.

All leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Operating leases (with an initial term of more than 12 months) are included in operating lease right-of-use (ROU) assets, operating lease liabilities (current), and operating lease liabilities (non-current) in the condensed interim consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company utilizes a market-based approach to estimate the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease prepayments, reduced by lease incentives and accrued rent. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Leases

The Company early adopted ASC 842, Leases, as of January 1, 2019 using the modified retrospective application.

The Company assesses at contract inception whether a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease term corresponds to the non-cancellable period of each contract.

All leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Operating leases (with an initial term of more than 12 months) are included in operating lease right-of-use (ROU) assets, operating lease liabilities (current), and operating lease liabilities (non-current) in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company utilizes a market-based approach to estimate the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease prepayments, reduced by lease incentives and accrued rent. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Loss contingencies

Loss contingencies

A loss contingency is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. Loss contingencies are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Loss contingencies

A loss contingency is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. Loss contingencies are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Non-controlling interest

Non-controlling interest

Non-controlling interest in the Company’s less than wholly owned subsidiaries are classified as a separate component of equity. On initial recognition, non-controlling interest is measured at the fair value of the non-controlling entity’s contribution into the related subsidiary. Subsequent to the original transaction date, adjustments are made to the carrying amount of non-controlling interest for the non-controlling interest’s share of changes to the subsidiary’s equity.

Changes in the Company’s ownership interest in a subsidiary that do not result in a loss of control are recorded as equity transactions. The carrying amount of non-controlling interest is adjusted to reflect the change in the non-controlling interest’s relative interest in the subsidiary, and the difference between the adjustment to the carrying amount of non-controlling interests and the Company’s share of proceeds received and/or consideration paid is recognized directly in equity and attributed to owners of the Company.

Non-controlling interest

Non-controlling interest in the Company’s less than wholly owned subsidiaries are classified as a separate component of equity. On initial recognition, non-controlling interest is measured at the fair value of the non-controlling entity’s contribution into the related subsidiary. Subsequent to the original transaction date, adjustments are made to the carrying amount of non-controlling interest for the non-controlling interest’s share of changes to the subsidiary’s equity.

Changes in the Company’s ownership interest in a subsidiary that do not result in a loss of control are recorded as equity transactions. The carrying amount of non-controlling interest is adjusted to reflect the change in the non-controlling interest’s relative interest in the subsidiary, and the difference between the adjustment to the carrying amount of non-controlling interests and the Company’s share of proceeds received and/or consideration paid is recognized directly in equity and attributed to owners of the Company.

Valuation of Equity Units Issued in Private Placements

Valuation of Equity Units Issued in Private Placements

In accordance with U.S. GAAP, particularly ASC 505-10 and ASC 815, the Company has adopted the fair value method for the valuation of equity units issued in private placements, which typically comprise common shares and warrants. For each private placement, the Company separately estimates the fair value of both the common shares and the warrants at the date of issuance. The determination of fair value is based on market conditions, volatility, and other relevant factors at the time of issuance.

1.      Common Shares:    The fair value of the common shares issued is measured based on observable market prices, if available, or estimated using appropriate valuation techniques considering the terms of the shares and market conditions.

2.      Warrants:    Warrants are valued using an appropriate option-pricing model, such as the Black-Scholes or a binomial model. The model incorporates various inputs, including the share price, expected volatility, expected term, risk-free interest rate, and any dividends.

The total proceeds from the issuance of equity units are allocated between the common shares and the warrants based on their relative fair values at the date of issuance. This allocation is reflected in the equity section of the condensed interim consolidated balance sheet, with the fair value of the warrants recorded as a component of additional paid-in capital in the equity section. If the warrants expire unexercised, the amount remains in additional paid-in capital.

This method of valuation and allocation ensures compliance with the fair value measurement and equity classification requirements of U.S. GAAP.

Valuation of Equity Units Issued in Private Placements

In accordance with U.S. GAAP, particularly ASC 505-10 and ASC 815, the Company has adopted the fair value method for the valuation of equity units issued in private placements, which typically comprise common shares and warrants. For each private placement, the Company separately estimates the fair value of both the common shares and the warrants at the date of issuance. The determination of fair value is based on market conditions, volatility, and other relevant factors at the time of issuance.

1.      Common Shares:    The fair value of the common shares issued is measured based on observable market prices, if available, or estimated using appropriate valuation techniques considering the terms of the shares and market conditions.

2.      Warrants:    Warrants are valued using an appropriate option-pricing model, such as the Black-Scholes or a binomial model. The model incorporates various inputs, including the share price, expected volatility, expected term, risk-free interest rate, and any dividends.

The total proceeds from the issuance of equity units are allocated between the common shares and the warrants based on their relative fair values at the date of issuance. This allocation is reflected in the equity section of the balance sheet, with the fair value of the warrants recorded as a component of additional paid-in capital in the equity section. If the warrants expire unexercised, the amount remains in additional paid-in capital.

This method of valuation and allocation ensures compliance with the fair value measurement and equity classification requirements of U.S. GAAP.

Share-based compensation

Share-based compensation

The Company grants stock options to acquire common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee.

The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. Consideration paid for the shares on the exercise of stock options is credited to capital stock.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Share-based compensation

The Company grants stock options to acquire common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee.

The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. Consideration paid for the shares on the exercise of stock options is credited to capital stock.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Revenue recognition

Revenue recognition

In general, the Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the Company, where there is evidence of an arrangement, when the selling price is fixed or determinable, and when specific criteria have been met or there are no significant remaining performance obligations for each of the Company’s activities as described below. Foreseeable losses, if any, are recognized in the year or period in which the loss is determined.

The Company earns revenue in two primary ways: 1) the sales of software-as-a-service (SAAS) from its interactive production software platform or 2) development and maintenance of custom-built software or other professional services.

The Company recognizes SAAS revenues from its interactive production sales over the life of the contract as its performance obligations are satisfied. Payment terms vary by contract and can be periodic or one-time payments.

The Company recognizes revenues received from the development and maintenance of custom-built software and other professional services provided upon the satisfaction of its performance obligation in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. Performance obligations can be satisfied either at a single point in time or over time. For those performance obligations that are satisfied at a single point in time, the revenue is recognized at that time. For each performance obligation satisfied over time, the Company recognizes revenue by measuring the progress toward complete satisfaction of that performance obligation.

For revenues received from the sales of advertising, the Company is deemed the agent in its revenue agreements. The Company does not own or obtain control of the digital advertising inventory. The Company recognizes revenues upon the achievement of agreed-upon performance criteria for the advertising inventory, such as a number of views, or clicks. As the Company is acting as an agent in the transaction, the Company recognizes revenue from sales of advertising on a net basis, which excludes amounts payable to partners under the Company’s revenue sharing agreements.

The Company’s contracts with customers may include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price, for each distinct performance obligation.

Revenue recognition

In general, the Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the Company, where there is evidence of an arrangement, when the selling price is fixed or determinable, and when specific criteria have been met or there are no significant remaining performance obligations for each of the Company’s activities as described below. Foreseeable losses, if any, are recognized in the year or period in which the loss is determined.

The Company earns revenue in two primary ways: 1) the sales of software-as-a-service (SAAS) from its interactive production software platform or 2) development and maintenance of custom-built software or other professional services.

The Company recognizes SAAS revenues from its interactive production sales over the life of the contract as its performance obligations are satisfied. Payment terms vary by contract and can be periodic or one-time payments.

The Company recognizes revenues received from the development and maintenance of custom-built software and other professional services provided upon the satisfaction of its performance obligation in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. Performance obligations can be satisfied either at a single point in time or over time. For those performance obligations that are satisfied at a single point in time, the revenue is recognized at that time. For each performance obligation satisfied over time, the Company recognizes revenue by measuring the progress toward complete satisfaction of that performance obligation.

For revenues received from the sales of advertising, the Company is deemed the agent in its revenue agreements. The Company does not own or obtain control of the digital advertising inventory. The Company recognizes revenues upon the achievement of agreed-upon performance criteria for the advertising inventory, such as a number of views, or clicks. As the Company is acting as an agent in the transaction, the Company recognizes revenue from sales of advertising on a net basis, which excludes amounts payable to partners under the Company’s revenue sharing agreements.

The Company’s contracts with customers may include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price, for each distinct performance obligation.

Deferred revenue

Deferred revenue

Revenue recognition of sales is recorded on a monthly basis upon delivery or as the services are provided. Cash received in advance for services are recorded as deferred revenue based on the proportion of time remaining under the service arrangement as of the reporting date.

Deferred revenue

Revenue recognition of sales is recorded on a monthly basis upon delivery or as the services are provided. Cash received in advance for services are recorded as deferred revenue based on the proportion of time remaining under the service arrangement as of the reporting date.

Foreign exchange

Foreign exchange

The functional currency is the currency of the primary economic environment in which the Company operates and has been determined for each entity within the Company. The functional currency for the Company and its subsidiaries is the United States dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in ASC 830, Foreign Currency Matters.

Foreign currency transactions in currencies other than the United States dollar are recorded at exchange rates prevailing on the dates of the transactions. Foreign currency transaction gains and losses are generally recognized in profit or loss and presented within gain (loss) on foreign exchange.

At the end of each reporting period, the monetary assets and liabilities of the Company and its subsidiaries that are denominated in foreign currencies are translated at the rate of exchange at the date of the condensed interim consolidated balance sheets. Non-monetary assets and liabilities that are denominated in foreign currencies are translated at historical rates. Revenues and expenses that are denominated in foreign currencies are translated at the exchange rates approximating those in effect on the date of the transactions. Foreign currency translation gains and losses are recognized in other comprehensive income and accumulated in equity on the condensed interim consolidated statements of stockholders’ equity.

Foreign exchange

The functional currency is the currency of the primary economic environment in which the Company operates and has been determined for each entity within the Company. The functional currency for the Company and its subsidiaries is the United States dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in ASC 830, Foreign Currency Matters.

Foreign currency transactions in currencies other than the United States dollar are recorded at exchange rates prevailing on the dates of the transactions. Foreign currency transaction gains and losses are generally recognized in profit or loss and presented within gain (loss) on foreign exchange.

At the end of each reporting period, the monetary assets and liabilities of the Company and its subsidiaries that are denominated in foreign currencies are translated at the rate of exchange at the date of the consolidated balance sheet. Non-monetary assets and liabilities that are denominated in foreign currencies are translated at historical rates. Revenues and expenses that are denominated in foreign currencies are translated at the exchange rates approximating those in effect on the date of the transactions. Foreign currency translation gains and losses are recognized in other comprehensive income and accumulated in equity on the consolidated statement of changes in stockholders’ equity (deficit).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss) and represents the change in shareholders’ equity (deficit) which results from transactions and events from sources other than the Company’s shareholders. Comprehensive loss differs from net loss for the periods ended June 30, 2024 and 2023, due to the effects of foreign translation gains and losses.

Comprehensive income (loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss) and represents the change in shareholders’ equity (deficit) which results from transactions and events from sources other than the Company’s shareholders. Comprehensive loss differs from net loss for the year ended December 31, 2023 due to the effects of foreign translation gains and losses.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

New accounting pronouncements

In August 2023, the FASB issued ASU 2023-05, Business Combinations — Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This ASU addresses accounting for assets and liabilities contributed to a joint venture. It requires entities to recognize and measure these contributions at fair value as of the joint venture formation date. This ASU is applicable to all entities involved in forming joint ventures and is effective for joint ventures formed on or after January 1, 2025. The Company is currently evaluating how this ASU will impact its condensed interim consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU enhances the disclosures related to segment reporting for public entities. It requires entities to disclose significant segment expenses for each reportable segment, providing greater transparency in segment performance. The ASU is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating how this ASU will impact its condensed interim consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision usefulness of income tax disclosures. It is designed to provide more detailed information about an entity’s income tax expenses, liabilities, and deferred tax items, potentially affecting how companies report and disclose their income tax-related information. The ASU is effective for public business entities for annual periods beginning after December 15, 2024, including interim periods within those fiscal years. The Company is currently evaluating how this ASU will impact its condensed interim consolidated financial statements and disclosures.

Recent adopted accounting pronouncements

In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements. This ASU clarifies leasing transactions among entities under common control, emphasizing the use of written terms for lease existence and classification. It is effective for public business entities for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted the amendments in this update during the current year and the adoption did not have a material impact on its condensed interim consolidated financial statements and disclosures.

In March 2023, the FASB issued ASU 2023-02, Investments — Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method. This ASU expands the proportional amortization method to additional types of tax equity investments. It allows entities to apply this method to a broader range of investments that generate tax credits, providing greater flexibility in accounting for these investments. ASU 2023-02 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted the amendments in this update during the current year and the adoption did not have a material impact on its condensed interim consolidated financial statements and disclosures.

In March 2023, the FASB issued ASU 2023-03, which amends various SEC paragraphs in the Accounting Standards Codification. This includes amendments to Presentation of Financial Statements (Topic 205), Income Statement — Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation — Stock Compensation (Topic 718). The amendments are in response to SEC Staff Accounting Bulletin No. 120 and other SEC staff announcements and guidance. This ASU does not introduce new guidance and therefore does not have a specified transition or effective date. However, for smaller reporting companies, the ASU is effective for fiscal years beginning after December 15, 2023. The Company adopted the amendments in this update during the current year and the adoption did not have a material impact on its condensed interim consolidated financial statements and disclosures.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This ASU introduces changes to the disclosure requirements, aligning them more closely with the SEC’s initiatives for simplification and update. It specifically addresses various amendments in the FASB Accounting Standards Codification in response to the SEC’s drive for clearer and more streamlined disclosures. This ASU is effective for public business entities classified as smaller reporting companies for fiscal years beginning after December 15, 2023. The Company adopted the amendments in this update during the current year and the adoption did not have a material impact on its condensed interim consolidated financial statements and disclosures.

Management does not believe any other recently issued but not yet effective accounting pronouncement, if adopted, would have a material effect on the Company’s present or future consolidated financial statements.

Recent accounting pronouncements not yet adopted

New accounting pronouncements

In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements. This ASU clarifies leasing transactions among entities under common control, emphasizing the use of written terms for lease existence and classification. It is effective for public business entities for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating how this will impact its consolidated financial statements and disclosures.

In March 2023, the FASB issued ASU 2023-02, Investments — Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method. This ASU expands the proportional amortization method to additional types of tax equity investments. It allows entities to apply this method to a broader range of investments that generate tax credits, providing greater flexibility in accounting for these investments. ASU 2023-02 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating how this ASU will impact its consolidated financial statements and disclosures.

In March 2023, the FASB issued ASU 2023-03, which amends various SEC paragraphs in the Accounting Standards Codification. This includes amendments to Presentation of Financial Statements (Topic 205), Income Statement — Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation — Stock Compensation (Topic 718). The amendments are in response to SEC Staff Accounting Bulletin No. 120 and other SEC staff announcements and guidance. This ASU does not introduce new guidance and therefore does not have a specified transition or effective date. However, for smaller reporting companies, the ASU is effective for fiscal years beginning after December 15, 2023. The Company is currently evaluating how this ASU will impact its consolidated financial statements and disclosures.

In August 2023, the FASB issued ASU 2023-05, Business Combinations — Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This ASU addresses accounting for assets and liabilities contributed to a joint venture. It requires entities to recognize and measure these contributions at fair value as of the joint venture formation date. This ASU is applicable to all entities involved in forming joint ventures and is effective for joint ventures formed on or after January 1, 2025. Entities may choose to apply these amendments retrospectively if sufficient information is available. The Company is currently evaluating how this ASU will impact its consolidated financial statements and disclosures.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This ASU introduces changes to the disclosure requirements, aligning them more closely with the SEC’s initiatives for simplification and update. It specifically addresses various amendments in the FASB Accounting Standards Codification in response to the SEC’s drive for clearer and more streamlined disclosures. This ASU is effective for public business entities classified as smaller reporting companies for fiscal years beginning after December 15, 2023. The Company is currently evaluating how this ASU will impact its consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU enhances the disclosures related to segment reporting for public entities. It requires entities to disclose significant segment expenses for each reportable segment, providing greater transparency in segment performance. The ASU is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating how this ASU will impact its consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-08, Intangibles — Goodwill and Other — Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. This ASU requires certain crypto assets to be measured at fair value, with changes in fair value recorded in net income each reporting period. It also mandates additional disclosures about crypto asset holdings. This ASU is effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. The Company is currently evaluating how this ASU will impact its consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision usefulness of income tax disclosures. It is designed to provide more detailed information about an entity’s income tax expenses, liabilities, and deferred tax items, potentially affecting how companies report and disclose their income tax-related information. The ASU is effective for public business entities for annual periods beginning after December 15, 2024, including interim periods within those fiscal years. The Company is currently evaluating how this ASU will impact its consolidated financial statements and disclosures.

Recent adopted accounting pronouncements

In January 2017, the FASB issued ASU No. 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, to simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. An entity no longer will determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if the reporting unit had been acquired in a business combination. Instead, under the amendments in this update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The FASB also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. It is effective for public business entities for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company adopted the amendments in this update during the current year and the adoption did not have a material impact on its consolidated financial statements and disclosures.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. ASU 2021-08 requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contract. It is effective for public business entities for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company adopted the amendments in this update during the current year and the adoption did not have a material impact on its consolidated financial statements and disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments, which significantly changes how entities measure credit losses for most financial assets and certain other instruments. ASU 2016-13 introduces a new model for recognizing credit losses, known as the current expected credit loss (CECL) model, which is based on expected losses rather than incurred losses. Under the CECL model, entities will be required to estimate all expected credit losses over the life of the asset. This update applies to all entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. This ASU is effective for public business entities classified as smaller reporting companies for fiscal years beginning after December 15, 2022. The Company adopted the amendments in this update during the current year and the adoption did not have a material impact on its consolidated financial statements and disclosures.

Management does not believe any other recently issued but not yet effective accounting pronouncement, if adopted, would have a material effect on the Company’s present or future consolidated financial statements.

Warrants issued in equity financing transactions

Warrants issued in equity financing transactions

The Company engages in equity financing transactions to obtain funds necessary to continue operations. These equity financing transactions may involve issuance of common shares or units. Each unit comprises a certain number of shares and a certain number of warrants. Depending on the terms and conditions of each equity financing transaction, the warrants are exercisable into additional common shares at a price prior to expiry as stipulated by the transaction.

Warrants that are part of units are assigned a value based on the residual value, if any.

As of February 1, 2021, the warrants were considered a derivative liability since the obligation to issue shares was not fixed in the Company’s functional currency. The derivative warrant liability was measured as fair value at issue with subsequent changes recognized in the consolidated statement of loss and comprehensive loss. A $9,743,659 warrant derivative loss was recorded in the consolidated statement of loss and comprehensive loss beginning February 1, 2021 when the Company changed its functional currency. As of December 31, 2023 and 2022 the associated warrants have expired and the remaining balance of the warrant liability is $0.

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments and derivative financial assets (e.g. investments in warrants). Option pricing models require the input of subjective assumptions including expected price volatility, interest rates, and forfeiture rates. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings.